Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2010
Basis of Presentation [Abstract]
Basis of Accounting
The accounting and financial reporting policies of JPMorgan Chase and its subsidiaries conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Additionally, where applicable, the policies conform to the accounting and reporting guidelines prescribed by bank regulatory authorities.

Reclassifications	Certain amounts in prior periods have been reclassified to conform to the current presentation.
Adoption of accounting policy regarding principles of consolidation for variable interest entities
Consolidation
The Consolidated Financial Statements include the accounts of JPMorgan Chase and other entities in which the Firm has a controlling financial interest. All material intercompany balances and transactions have been eliminated. The Firm determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity (“VIE”).
Voting Interest Entities
Voting interest entities are entities that have sufficient equity and provide the equity investors voting rights that enable them to make significant decisions relating to the entity’s operations. For these types of entities, the Firm’s determination of whether it has a controlling interest is primarily based on the amount of voting equity interests held. Entities in which the Firm has a controlling financial interest, through ownership of the majority of the entities’ voting equity interests, or through other contractual rights that give the Firm control, are consolidated by the Firm.
Investments in companies in which the Firm has significant influence over operating and financing decisions (but does not own a majority of the voting equity interests) are accounted for (i) in accordance with the equity method of accounting (which requires the Firm to recognize its proportionate share of the entity’s net earnings), or (ii) at fair value if the fair value option was elected at the inception of the Firm’s investment. These investments are generally included in other assets, with income or loss included in other income.
The Firm-sponsored asset management funds are generally structured as limited partnerships or limited liability companies, which are typically considered voting interest entities. For the significant majority of these entities, the Firm is the general partner or managing member, but the non-affiliated partners or members have the ability to remove the Firm as the general partner or managing member without cause (i.e., kick-out rights), based on a simple majority vote, or the non-affiliated partners or members have rights to participate in important decisions. Accordingly, the Firm does not consolidate these funds. In the limited cases where the non-affiliated partners or members do not have substantive kick-out or participating rights, the Firm consolidates the funds.
The Firm’s investment companies make investments in both public and private entities, including investments in buyouts, growth equity and venture opportunities. These investments are accounted for under investment company guidelines and accordingly, irrespective of the percentage of equity ownership interests held, are carried on the Consolidated Balance Sheets at fair value, and are recorded in other assets.
Variable Interest Entities
VIEs are entities that, by design, either (1) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, or do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity.
The most common type of VIE is a special purpose entity (“SPE”). SPEs are commonly used in securitization transactions in order to isolate certain assets and distribute the cash flows from those assets to investors. SPEs are an important part of the financial markets, including the mortgage- and asset-backed securities and commercial paper markets, as they provide market liquidity by facilitating investors’ access to specific portfolios of assets and risks. SPEs may be organized as trusts, partnerships or corporations and are typically established for a single, discrete purpose. SPEs are not typically operating entities and usually have a limited life and no employees. The basic SPE structure involves a company selling assets to the SPE; the SPE funds the purchase of those assets by issuing securities to investors. The legal documents that govern the transaction specify how the cash earned on the assets must be allocated to the SPE’s investors and other parties that have rights to those cash flows. SPEs are generally structured to insulate investors from claims on the SPE’s assets by creditors of other entities, including the creditors of the seller of the assets.
On January 1, 2010, the Firm implemented new consolidation accounting guidance related to VIEs. The new guidance eliminates the concept of qualified special purpose entities (“QSPEs”) that were previously exempt from consolidation, and introduces a new framework for consolidation of VIEs. The primary beneficiary of a VIE is required to consolidate the assets and liabilities of the VIE. Under the new guidance, the primary beneficiary is the party that has both (1) the power to direct the activities of an entity that most significantly impact the VIE’s economic performance; and (2) through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.
To assess whether the Firm has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, the Firm considers all the facts and circumstances, including its role in establishing the VIE and its ongoing rights and responsibilities. This assessment includes, first, identifying the activities that most significantly impact the VIE’s economic performance; and second, identifying which party, if any, has power over those activities. In general, the parties that make the most significant decisions affecting the VIE (such as asset managers, collateral managers, servicers, or owners of call options or liquidation rights over the VIE’s assets) or have the right to unilaterally remove those decision-makers are deemed to have the power to direct the activities of a VIE.

To assess whether the Firm has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Firm considers all of its economic interests, including debt and equity investments, servicing fees, and derivative or other arrangements deemed to be variable interests in the VIE. This assessment requires that the Firm apply judgment in determining whether these interests, in the aggregate, are considered potentially significant to the VIE. Factors considered in assessing significance include: the design of the VIE, including its capitalization structure; subordination of interests; payment priority; relative share of interests held across various classes within the VIE’s capital structure; and the reasons why the interests are held by the Firm.
The Firm performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and therefore subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Firm’s involvement with a VIE cause the Firm’s consolidation conclusion to change.
For further details regarding the Firm’s application of the accounting guidance effective January 1, 2010, see Note 16 on pages 244–259 of this Annual Report.
The Financial Accounting Standards Board (“FASB”) issued an amendment which deferred the requirements of the accounting guidance for certain investment funds, including mutual funds, private equity funds and hedge funds. For the funds to which the deferral applies, the Firm continues to apply other existing authoritative guidance to determine whether such funds should be consolidated.
Assets held for clients in an agency or fiduciary capacity by the Firm are not assets of JPMorgan Chase and are not included in the Consolidated Balance Sheets.
For reporting periods prior to January 1, 2010, there were two different accounting frameworks applicable to SPEs: The qualifying special purpose entity (“QSPE”) framework and the VIE framework. The applicable framework depended on the nature of the entity and the Firm’s relation to that entity. The QSPE framework was applicable when an entity sold financial assets to an SPE meeting certain defined criteria that were designed to ensure that the activities of the entity were essentially predetermined at the inception of the vehicle and that the transferor of the financial assets could not exercise control over the entity and the assets therein. QSPEs were not consolidated by the transferor or other counterparties as long as they did not have the unilateral ability to liquidate or to cause the entity to no longer meet the QSPE criteria. The Firm’s securitizations of residential and commercial mortgages, credit card, automobile and student loans generally were evaluated using the QSPE framework. For further details, see Note 16 on pages 244–259 of this Annual Report.
Additionally, the other SPEs were evaluated using the VIE framework, which was based on a risk and reward approach, and required a variable interest holder (i.e., an investor or other counterparty to a VIE) to consolidate the VIE if that party absorbed a majority of the expected losses of the VIE, received the majority of the expected residual returns of the VIE, or both. In making the determination of whether the Firm should consolidate a VIE, the Firm evaluated the VIE’s design, capital structure and relationships among the variable interest holders. If the Firm could not identify the party that consolidates a VIE through a qualitative analysis, the Firm performed a quantitative analysis, which computed and allocated expected losses or residual returns to variable interest holders. The allocation of expected cash flows in this analysis was based on the relative rights and preferences of each variable interest holder in the VIE’s capital structure. The Firm reconsidered whether it was the primary beneficiary of a VIE only when certain defined events occurred.

Interest income and interest expense, Policy
Interest income and interest expense is recorded in the Consolidated Statements of Income and classified based on the nature of the underlying asset or liability. Interest income and interest expense includes the current-period interest accruals for financial instruments measured at fair value, except for financial instruments containing embedded derivatives that would be separately accounted for in accordance with U.S. GAAP absent the fair value option election; for those instruments, all changes in fair value, including any interest elements, are reported in principal transactions revenue. For financial instruments that are not measured at fair value, the related interest is included within interest income or interest expense, as applicable.

Use of estimates in the preparation of consolidated financial statements
The preparation of Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expense, and disclosures of contingent assets and liabilities. Actual results could be different from these estimates.

Statements of cash flows	For JPMorgan Chase’s Consolidated Statements of Cash Flows, cash is defined as those amounts included in cash and due from banks.
Foreign currency translation
JPMorgan Chase revalues assets, liabilities, revenue and expense denominated in non-U.S. currencies into U.S. dollars using applicable exchange rates.
Gains and losses relating to translating functional currency financial statements for U.S. reporting are included in other comprehensive income/(loss) within stockholders’ equity. Gains and losses relating to nonfunctional currency transactions, including non-U.S. operations where the functional currency is the U.S. dollar, are reported in the Consolidated Statements of Income.

Premises and Equipment
Premises and equipment, including leasehold improvements, are carried at cost less accumulated depreciation and amortization. JPMorgan Chase computes depreciation using the straight-line method over the estimated useful life of an asset. For leasehold improvements, the Firm uses the straight-line method computed over the lesser of the remaining term of the leased facility or the estimated useful life of the leased asset.
JPMorgan Chase capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software’s expected useful life and reviewed for impairment on an ongoing basis.

Long Term Debt
JPMorgan Chase issues long-term debt denominated in various currencies, although predominantly U.S. dollars, with both fixed and variable interest rates. Included in senior and subordinated debt below are various equity-linked or other indexed instruments, which the Firm has elected to measure at fair value. These hybrid securities are classified in the line item of the host contract on the Consolidated Balance Sheets. Changes in fair value are recorded in principal transactions revenue in the Consolidated Statements of Income.
The junior subordinated deferrable interest debentures issued by the Firm to the issuer trusts, totaling $20.3 billion and $19.6 billion at December 31, 2010 and 2009, respectively, were reflected in the Firm’s Consolidated Balance Sheets in long-term debt, and in the table on the preceding page under the caption “Junior subordinated debt” (i.e., trust preferred capital debt securities). The Firm also records the common capital securities issued by the issuer trusts in other assets in its Consolidated Balance Sheets at December 31, 2010 and 2009.

Business Changes and Developments Policies
The acquisition was accounted for under the purchase method of accounting, which requires that the assets and liabilities of Washington Mutual be initially reported at fair value.
In accordance with U.S. GAAP for business combinations that was in effect at the time of the acquisition, noncurrent nonfinancial assets acquired in the Washington Mutual transaction that were not held-for-sale, such as the premises and equipment and other intangibles, were written down against the negative goodwill.
The merger was accounted for under the purchase method of accounting, which requires that the assets and liabilities of Bear Stearns be fair valued.
The merger with Bear Stearns was accomplished through a series of transactions that were reflected as step acquisitions.
From April 8, 2008, through May 30, 2008, JPMorgan Chase accounted for the investment in Bear Stearns under the equity method of accounting. During this period, JPMorgan Chase recorded reductions to its investment in Bear Stearns representing its share of Bear Stearns net losses, which was recorded in other income and accumulated other comprehensive income.
Increases in Visa’s escrow account results in a dilution of the value of the Firm’s ownership of Visa Inc. JPMorgan Chase’s interest in the escrow was recorded as a reduction of other expense and reported net to the extent of established litigation reserves.

Loans and Leases Receivable, and Lending Related Commitments, Allowance for Credit Losses Policy
The allowance for loan losses includes an asset-specific component, a formula-based component and a component related to PCI loans.
The asset-specific component relates to loans considered to be impaired, which includes loans that have been modified in a troubled debt restructuring as well as risk-rated loans that have been placed on nonaccrual status. An asset-specific allowance for impaired loans is established when the loan’s discounted cash flows (or, in certain cases, the loan’s observable market price) is lower than the recorded investment in the loan. To compute the asset-specific component of the allowance, larger loans are evaluated individually, while smaller loans are evaluated as pools using historical loss experience for the respective class of assets. Risk-rated loans (primarily wholesale loans) are pooled by risk rating, while scored loans (i.e., consumer loans) are pooled by product type.
The Firm generally measures the asset-specific allowance as the difference between the recorded investment in the loan and the present value of the cash flows expected to be collected, discounted at the loan’s original effective interest rate. Subsequent changes in impairment due to the impact of discounting are reported as an adjustment to the provision for loan losses, not as an adjustment to interest income. An asset-specific allowance for an impaired loan that is determined using an observable market price is measured as the difference between the recorded investment in the loan and the loan’s fair value.
Certain loans are deemed collateral-dependent because repayment of the loan is expected to be provided solely by the underlying collateral, rather than by cash flows from the borrower’s operations, income or other resources. Impaired collateral-dependent loans are charged-off to the fair value of the collateral, less costs to sell, rather than being subject to an asset-specific reserve as for other impaired loans.
As discussed in Note 14 on pages 220–238 of this Annual Report, modified residential real estate loans are generally accounted for as troubled debt restructurings upon contractual modification and are evaluated for an asset-specific allowance at and subsequent to modification. Assumptions regarding the loans’ expected re-default rates are incorporated into the measurement of the asset-specific allowance.
Management establishes an asset-specific allowance for lending-related commitments that are considered impaired and computes a formula-based allowance for performing wholesale and consumer lending-related commitments. These are computed using a methodology similar to that used for the wholesale loan portfolio, modified for expected maturities and probabilities of drawdown.

Transfers and Servicing of Financial Assets, Transfers of Financial Assets, Financings, Policy
Securities financing agreements are treated as collateralized financings on the Firm’s Consolidated Balance Sheets. Resale and repurchase agreements are generally carried at the amounts at which the securities will be subsequently sold or repurchased, plus accrued interest. Securities borrowed and securities loaned transactions are generally carried at the amount of cash collateral advanced or received. Where appropriate under applicable accounting guidance, resale and repurchase agreements with the same counterparty are reported on a net basis. Fees received or paid in connection with securities financing agreements are recorded in interest income or interest expense.
The Firm has elected the fair value option for certain securities financing agreements. For a further discussion of the fair value option, see Notes 4 on pages 187–189 of this Annual Report. The securities financing agreements for which the fair value option has been elected are reported within securities purchased under resale agreements; securities loaned or sold under repurchase agreements; and securities borrowed on the Consolidated Balance Sheets. Generally, for agreements carried at fair value, current-period interest accruals are recorded within interest income and interest expense, with changes in fair value reported in principal transactions revenue. However, for financial instruments containing embedded derivatives that would be separately accounted for in accordance with accounting guidance for hybrid instruments, all changes in fair value, including any interest elements, are reported in principal transactions revenue.

Income Taxes
JPMorgan Chase uses the asset and liability method to provide income taxes on all transactions recorded in the Consolidated Financial Statements. This method requires that income taxes reflect the expected future tax consequences of temporary differences between the carrying amounts of assets or liabilities for book and tax purposes. Accordingly, a deferred tax asset or liability for each temporary difference is determined based on the tax rates that the Firm expects to be in effect when the underlying items of income and expense are realized. JPMorgan Chase’s expense for income taxes includes the current and deferred portions of that expense. A valuation allowance is established to reduce deferred tax assets to the amount the Firm expects to realize.
U.S. federal income taxes have not been provided on the undistributed earnings of certain non-U.S. subsidiaries, to the extent that such earnings have been reinvested abroad for an indefinite period of time.
Deferred tax assets are recognized if, in management’s judgment, their realizability is determined to be more likely than not. If a deferred tax asset is determined to be unrealizable, a valuation allowance is established.

Marketable securities, available-for-sale
Securities are classified as AFS, held-to-maturity (“HTM”) or trading. Securities are classified primarily as AFS when used to manage the Firm’s exposure to interest rate movements or used for longer-term strategic purposes. AFS securities are carried at fair value on the Consolidated Balance Sheets. Unrealized gains and losses, after any applicable hedge accounting adjustments, are reported as net increases or decreases to accumulated other comprehensive income/(loss). The specific identification method is used to determine realized gains and losses on AFS securities, which are included in securities gains/(losses) on the Consolidated Statements of Income. Securities that the Firm has the positive intent and ability to hold to maturity are classified as HTM and are carried at amortized cost on the Consolidated Balance Sheets.
Other-than-temporary impairment
AFS debt and equity securities in unrealized loss positions are analyzed as part of the Firm’s ongoing assessment of other-than-temporary impairment (“OTTI”). For debt securities, the Firm considers a decline in fair value to be other-than-temporary when the Firm does not expect to recover the entire amortized cost basis of the security. The Firm also considers an OTTI to have occurred when there is an adverse change in cash flows to beneficial interests in securitizations that are rated below “AA” at their acquisition, or that can be contractually prepaid or otherwise settled in such a way that the Firm would not recover substantially all of its recorded investment. For AFS equity securities, the Firm considers a decline in fair value to be other-than-temporary if it is probable that the Firm will not recover its amortized cost basis.
For debt securities, OTTI losses must be recognized in earnings if an investor has the intent to sell the debt security, or if it is more likely than not that the investor will be required to sell the debt security before recovery of its amortized cost basis. However, even if an investor does not expect to sell a debt security, it must evaluate the expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized in income. Amounts relating to factors other than credit losses are recorded in OCI.
When the Firm intends to sell AFS debt or equity securities, it recognizes an impairment loss equal to the full difference between the amortized cost basis and the fair value of those securities.
When the Firm does not intend to sell AFS debt or equity securities in an unrealized loss position, potential OTTI is considered using a variety of factors, including the length of time and extent to which the market value has been less than cost; adverse conditions specifically related to the industry, geographic area or financial condition of the issuer or underlying collateral of a security; payment structure of the security; changes to the rating of the security by a rating agency; the volatility of the fair value changes; and changes in fair value of the security after the balance sheet date. For debt securities, the Firm estimates cash flows over the remaining lives of the underlying collateral to assess whether credit losses exist and, where applicable for purchased or retained beneficial interests in securitized assets, to determine if any adverse changes in cash flows have occurred. The Firm’s cash flow estimates take into account expectations of relevant market and economic data as of the end of the reporting period. For securities issued in a securitization, the Firm also takes into consideration underlying loan-level data, and structural features of the securitization, such as subordination, excess spread, overcollateralization or other forms of credit enhancement, and compares the losses projected for the underlying collateral (“pool losses”) against the level of credit enhancement in the securitization structure to determine whether these features are sufficient to absorb the pool losses, or whether a credit loss on the AFS debt security exists. The Firm also performs other analyses to support its cash flow projections, such as first-loss analyses or stress scenarios. For equity securities, the Firm considers the above factors, as well as the Firm's intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in market value, and whether evidence exists to support a realizable value equal to or greater than the carrying value.

Derivatives Policy
All free-standing derivatives are required to be recorded on the Consolidated Balance Sheets at fair value. As permitted under U.S. GAAP, the Firm nets derivative assets and liabilities, and the related cash collateral received and paid, when a legally enforceable master netting agreement exists between the Firm and the derivative counterparty. The accounting for changes in value of a derivative depends on whether or not the transaction has been designated and qualifies for hedge accounting. Derivatives that are not designated as hedges are marked to market through earnings.
The Firm applies hedge accounting to certain derivatives executed for risk management purposes – generally interest rate, foreign exchange and gold and base metal derivatives.
To qualify for hedge accounting, a derivative must be highly effective at reducing the risk associated with the exposure being hedged. In addition, for a derivative to be designated as a hedge, the risk management objective and strategy must be documented. Hedge documentation must identify the derivative hedging instrument, the asset or liability or forecasted transaction and type of risk to be hedged, and how the effectiveness of the derivative is assessed prospectively and retrospectively.
The extent to which a derivative has been, and is expected to continue to be, effective at offsetting changes in the fair value or cash flows of the hedged item must be assessed and documented at least quarterly. Any hedge ineffectiveness (i.e., the amount by which the gain or loss on the designated derivative instrument does not exactly offset the change in the hedged item attributable to the hedged risk) must be reported in current-period earnings. If it is determined that a derivative is not highly effective at hedging the designated exposure, hedge accounting is discontinued.
There are three types of hedge accounting designations: fair value hedges, cash flow hedges and net investment hedges. JPMorgan Chase uses fair value hedges primarily to hedge fixed-rate long-term debt, AFS securities and gold and base metal inventory. For qualifying fair value hedges, the changes in the fair value of the derivative, and in the value of the hedged item, for the risk being hedged, are recognized in earnings. If the hedge relationship is terminated, then the fair value adjustment to the hedged item continues to be reported as part of the basis of the hedged item and for interest-bearing instruments is amortized to earnings as a yield adjustment. Derivative amounts affecting earnings are recognized consistent with the classification of the hedged item – primarily net interest income and principal transactions revenue.
JPMorgan Chase uses cash flow hedges to hedge the exposure to variability in cash flows from floating-rate financial instruments and forecasted transactions, primarily the rollover of short-term assets and liabilities, and foreign currency–denominated revenue and expense. For qualifying cash flow hedges, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income/(loss) (“OCI”) and recognized in the Consolidated Statements of Income when the hedged cash flows affect earnings. Derivative amounts affecting earnings are recognized consistent with the classification of the hedged item – primarily interest income, interest expense, noninterest revenue and compensation expense. The ineffective portions of cash flow hedges are immediately recognized in earnings. If the hedge relationship is terminated, then the value of the derivative recorded in accumulated other comprehensive income/(loss) (“AOCI”) is recognized in earnings when the cash flows that were hedged affect earnings. For hedge relationships that are discontinued because a forecasted transaction is not expected to occur according to the original hedge forecast, any related derivative values recorded in AOCI are immediately recognized in earnings.
JPMorgan Chase uses foreign currency hedges to protect the value of the Firm’s net investments in certain non-U.S. subsidiaries or branches whose functional currencies are not the U.S. dollar. For foreign currency qualifying net investment hedges, changes in the fair value of the derivatives are recorded in the translation adjustments account within AOCI.

Accumulated Other Comprehensive Income Policy
Accumulated other comprehensive income/(loss) includes the after-tax change in unrealized gains/(losses) on AFS securities, foreign currency translation adjustments (including the impact of related derivatives), cash flow hedging activities and net loss and prior service costs/(credit) related to the Firm’s defined benefit pension and OPEB plans.

Share-based Compensation, Option and Incentive Plans Policy
The Firm separately recognizes compensation expense for each tranche of each award as if it were a separate award with its own vesting date. Generally, for each tranche granted, compensation expense is recognized on a straight-line basis from the grant date until the vesting date of the respective tranche, provided that the employees will not become full-career eligible during the vesting period. For awards with full-career eligibility provisions and awards granted with no future substantive service requirement, the Firm accrues the estimated value of awards expected to be awarded to employees as of the grant date without giving consideration to the impact of post-employment restrictions. For each tranche granted to employees who will become full-career eligible during the vesting period, compensation expense is recognized on a straight-line basis from the grant date until the earlier of the employee’s full-career eligibility date or the vesting date of the respective tranche.
Compensation expense for RSUs is measured based on the number of shares granted multiplied by the stock price at the grant date and is recognized in income as previously described.
Compensation expense for employee stock options and SARs, which is measured at the grant date as the fair value of employee stock options and SARs, is recognized in net income as described above.
The Firm does not capitalize any compensation cost related to share-based compensation awards to employees.
In June 2007, the FASB ratified guidance which requires that realized tax benefits from dividends or dividend equivalents paid on equity-classified share-based payment awards that are charged to retained earnings be recorded as an increase to additional paid-in capital and included in the pool of excess tax benefits available to absorb tax deficiencies on share-based payment awards. Prior to the issuance of this guidance, the Firm did not include these tax benefits as part of this pool of excess tax benefits. The Firm adopted this guidance on January 1, 2008; its adoption did not have an impact on the Firm’s Consolidated Balance Sheets or results of operations.

Earnings Per Share Policy
Effective January 1, 2009, the Firm implemented accounting guidance for participating securities, which clarifies that unvested stock-based compensation awards containing nonforfeitable rights to dividends or dividend equivalents (collectively, “dividends”) are participating securities and should be included in the earnings per share (“EPS”) calculation using the two-class method. Under the two-class method, all earnings (distributed and undistributed) are allocated to each class of common stock and participating securities, based on their respective rights to receive dividends.
Options issued under employee benefit plans that have an antidilutive effect are excluded from the computation of diluted EPS.

Fair Value Measurement, Policy
JPMorgan Chase carries a portion of its assets and liabilities at fair value. The majority of such assets and liabilities are carried at fair value on a recurring basis. Certain assets and liabilities are carried at fair value on a nonrecurring basis, including held-for-sale loans, which are accounted for at the lower of cost or fair value and that are only subject to fair value adjustments under certain circumstances.
The Firm has an established and well-documented process for determining fair values. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is based on quoted market prices, where available. If listed prices or quotes are not available, fair value is based on internally developed models that primarily use, as inputs, market-based or independently sourced market parameters, including but not limited to yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves. In addition to market information, models also incorporate transaction details, such as maturity of the instrument. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, the Firm’s creditworthiness, constraints on liquidity and unobservable parameters. Valuation adjustments are applied consistently over time.
•	Credit valuation adjustments (“CVA”) are necessary when the market price (or parameter) is not indicative of the credit quality of the counterparty. As few classes of derivative contracts are listed on an exchange, the majority of derivative positions are valued using internally developed models that use as their basis observable market parameters. An adjustment is necessary to reflect the credit quality of each derivative counterparty to arrive at fair value. The adjustment also takes into account contractual factors designed to reduce the Firm’s credit exposure to each counterparty, such as collateral and legal rights of offset.

•	Debit valuation adjustments (“DVA”) are necessary to reflect the credit quality of the Firm in the valuation of liabilities measured at fair value. The methodology to determine the adjustment is consistent with CVA and incorporates JPMorgan Chase’s credit spread as observed through the credit default swap market.
•	Liquidity valuation adjustments are necessary when the Firm may not be able to observe a recent market price for a financial instrument that trades in inactive (or less active) markets or to reflect the cost of exiting larger-than-normal market-size risk positions (liquidity adjustments are not taken for positions classified within level 1 of the fair value hierarchy; see below). The Firm estimates the amount of uncertainty in the initial valuation based on the degree of liquidity in the market in which the financial instrument trades and makes liquidity adjustments to the carrying value of the financial instrument. The Firm measures the liquidity adjustment based on the following factors: (1) the amount of time since the last relevant pricing point; (2) whether there was an actual trade or relevant external quote; and (3) the volatility of the principal risk component of the financial instrument. Costs to exit larger-than-normal market-size risk positions are determined based on the size of the adverse market move that is likely to occur during the period required to bring a position down to a nonconcentrated level.

•	Unobservable parameter valuation adjustments are necessary when positions are valued using internally developed models that use as their basis unobservable parameters – that is, parameters that must be estimated and are, therefore, subject to management judgment. Such positions are normally traded less actively. Examples include certain credit products where parameters such as correlation and recovery rates are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error and revision in the estimate of the market price provided by the model.
The majority of the Firm’s loans and lending-related commitments are not carried at fair value on a recurring basis on the Consolidated Balance Sheets, nor are they actively traded.
Commodities inventory is generally carried at the lower of cost or fair value.
The Firm also has positions in commodities-based derivatives that can be traded on an exchange or over-the-counter (“OTC”) and carried at fair value.
As such, nonpublic private equity investments are valued initially based on cost. Each quarter, valuations are reviewed using available and relevant market data to determine if the carrying value of these investments should be adjusted.
Investments in securities of publicly held companies that trade in liquid markets are marked to market at the quoted public value less adjustments for regulatory or contractual sales restrictions.
Certain assets, liabilities and unfunded lending-related commitments are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but instead are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment).
When determining the fair value of an instrument, it may be necessary to record a valuation adjustment to arrive at an exit price under U.S. GAAP. Valuation adjustments include, but are not limited to, amounts to reflect counterparty credit quality and the Firm’s own creditworthiness.

Trading Assets and Liabilities, Policy
Trading assets include debt and equity instruments held for trading purposes that JPMorgan Chase owns (“long” positions), certain loans managed on a fair value basis and for which the Firm has elected the fair value option, and physical commodities inventories that are generally accounted for at the lower of cost or fair value. Trading liabilities include debt and equity instruments that the Firm has sold to other parties but does not own (“short” positions). The Firm is obligated to purchase instruments at a future date to cover the short positions. Included in trading assets and trading liabilities are the reported receivables (unrealized gains) and payables (unrealized losses) related to derivatives. Trading assets and liabilities are carried at fair value on the Consolidated Balance Sheets. Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures (“CUSIPs”).

Fair Value Option, Policy
The fair value option provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments, and written loan commitments not previously carried at fair value.
Elections
Elections were made by the Firm to:
•	Mitigate income statement volatility caused by the differences in the measurement basis of elected instruments (for example, certain instruments elected were previously accounted for on an accrual basis) while the associated risk management arrangements are accounted for on a fair value basis;
•	Eliminate the complexities of applying certain accounting models (e.g., hedge accounting or bifurcation accounting for hybrid instruments); and
•	Better reflect those instruments that are managed on a fair value basis.
Elections include the following:
•	Loans purchased or originated as part of securitization warehousing activity, subject to bifurcation accounting, or managed on a fair value basis.
•	Securities financing arrangements with an embedded derivative and/or a maturity of greater than one year.
•	Owned beneficial interests in securitized financial assets that contain embedded credit derivatives, which would otherwise be required to be separately accounted for as a derivative instrument.
•	Certain tax credits and other equity investments acquired as part of the Washington Mutual transaction.
•	Structured notes issued as part of IB’s client-driven activities. (Structured notes are financial instruments that contain embedded derivatives.)
•	Long-term beneficial interests issued by IB’s consolidated securitization trusts where the underlying assets are carried at fair value.

Noninterest Revenue Recognition, Policy
This revenue category includes advisory and equity and debt underwriting fees. Advisory fees are recognized as revenue when the related services have been performed and the fee has been earned. Underwriting fees are recognized as revenue when the Firm has rendered all services to the issuer and is entitled to collect the fee from the issuer, as long as there are no other contingencies associated with the fee (e.g., the fee is not contingent upon the customer obtaining financing). Underwriting fees are net of syndicate expense; the Firm recognizes credit arrangement and syndication fees as revenue after satisfying certain retention, timing and yield criteria.
Principal transactions revenue consists of realized and unrealized gains and losses from trading activities (including physical commodities inventories that are generally accounted for at the lower of cost or fair value), changes in fair value associated with financial instruments held by IB for which the fair value option was elected, and loans held-for-sale within the wholesale lines of business. Principal transactions revenue also includes private equity gains and losses.
This revenue category includes fees from loan commitments, standby letters of credit, financial guarantees, deposit-related fees in lieu of compensating balances, cash management-related activities or transactions, deposit accounts and other loan-servicing activities. These fees are recognized over the period in which the related service is provided.
This revenue category includes fees from investment management and related services, custody, brokerage services, insurance premiums and commissions, and other products. These fees are recognized over the period in which the related service is provided. Performance-baesd fees, which are earned based on exceeding certain benchmarks or other performance targets, are accrued and recognized at the end of the performance period in which the target is met.
This revenue category primarily reflects Retail Financial Services’s (“RFS”) mortgage production and servicing revenue, including: fees and income derived from mortgages originated with the intent to sell; mortgage sales and servicing including losses related to the repurchase of previously-sold loans; the impact of risk management activities associated with the mortgage pipeline, warehouse loans and MSRs; and revenue related to any residual interests held from mortgage securitizations. This revenue category also includes gains and losses on sales and lower of cost or fair value adjustments for mortgage loans held-for-sale, as well as changes in fair value for mortgage loans originated with the intent to sell and measured at fair value under the fair value option. Changes in the fair value of RFS mortgage servicing rights are reported in mortgage fees and related income. Net interest income from mortgage loans, and securities gains and losses on AFS securities used in mortgage-related risk management activities, are recorded in interest income and securities gains/(losses), respectively.
This revenue category includes interchange income from credit and debit cards. Prior to 2010, this revenue category included servicing fees earned in connection with securitization activities. Effective January 1, 2010, the Firm consolidated its Firm-sponsored credit card securitization trusts (see Note 16 on pages 244–259 of this Annual Report) and, as a result, the servicing fees were eliminated in consolidation. Volume-related payments to partners and expense for rewards programs are netted against interchange income; expense related to rewards programs are recorded when the rewards are earned by the customer. Other fee revenue is recognized as earned, except for annual fees, which are deferred and recognized on a straight-line basis over the 12-month period to which they pertain. Direct loan origination costs are also deferred and recognized over a 12-month period.
The Firm recognizes the payments made to the affinity organizations and co-brand partners based on new account originations as direct loan origination costs. Payments based on charge volumes are considered by the Firm as revenue sharing with the affinity organizations and co-brand partners, which are deducted from interchange income as the related revenue is earned. Payments based on marketing efforts undertaken by the endorsing organization or partner are expensed by the Firm as incurred. These costs are recorded within noninterest expense.

Goodwill and Intangible Assets, Policy
Goodwill is recorded upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired.
The goodwill impairment test is performed in two steps. In the first step, the current fair value of each reporting unit is compared with its carrying value, including goodwill. If the fair value is in excess of the carrying value (including goodwill), then the reporting unit’s goodwill is considered not to be impaired. If the fair value is less than the carrying value (including goodwill), then a second step is performed. In the second step, the implied current fair value of the reporting unit’s goodwill is determined by comparing the fair value of the reporting unit (as determined in step one) to the fair value of the net assets of the reporting unit, as if the reporting unit were being acquired in a business combination. The resulting implied current fair value of goodwill is then compared with the carrying value of the reporting unit’s goodwill. If the carrying value of the goodwill exceeds its implied current fair value, then an impairment charge is recognized for the excess. If the carrying value of goodwill is less than its implied current fair value, then no goodwill impairment is recognized.
The primary method the Firm uses to estimate the fair value of its reporting units is the income approach.
JPMorgan Chase made the determination to treat its MSRs as one class of servicing assets based on the availability of market inputs used to measure its MSR asset at fair value and its treatment of MSRs as one aggregate pool for risk management purposes. As permitted by U.S. GAAP, the Firm elected to account for this one class of servicing assets at fair value.
Other intangible assets are recorded at their fair value upon completion of a business combination or certain other transactions, and generally represent the value of customer relationships or arrangements. Subsequently, the Firm’s intangible assets with finite lives, including core deposit intangibles, purchased credit card relationships, and other intangible assets, are amortized over their useful lives in a manner that best reflects the economic benefits of the intangible asset.
The Firm’s intangible assets are tested for impairment if events or changes in circumstances indicate that the asset might be impaired, and, for intangible assets with indefinite lives, on an annual basis.
The impairment test for a finite-lived intangible asset compares the undiscounted cash flows associated with the use or disposition of the intangible asset to its carrying value. If the sum of the undiscounted cash flows exceeds its carrying value, then no impairment charge is recorded. If the sum of the undiscounted cash flows is less than its carrying value, then an impairment charge is recognized to the extent the carrying amount of the asset exceeds its fair value.
The impairment test for indefinite-lived intangible assets compares the fair value of the intangible asset to its carrying amount. If the carrying value exceeds the fair value, then an impairment charge is recognized for the difference.

Loans Policy Text Block
The accounting for a loan depends on management’s strategy for the loan, and on whether the loan was credit-impaired at the date of acquisition. The Firm accounts for loans based on the following categories:
•	Originated or purchased loans held-for-investment (other than purchased credit-impaired (“PCI”) loans);
•	Loans held-for-sale;
•	Fair value loans;
•	PCI loans held-for-investment
The following provides a detailed accounting discussion of these loan categories:
Loans held-for-investment (other than PCI loans)
Originated or purchased loans held-for-investment, other than PCI loans, are measured at the principal amount outstanding, net of the following: allowance for loan losses; net charge-offs; interest applied to principal (for loans accounted for on the cost recovery method); unamortized discounts and premiums; and deferred loan fees or cost.
Interest income
Interest income on performing loans held-for-investment, other than PCI loans, is accrued and recognized as interest income at the contractual rate of interest. Purchase price discounts or premiums, as well as net deferred loan fees or costs, are amortized into interest income over the life of the loan to produce a level rate of return.
Nonaccrual loans
Nonaccrual loans are those on which the accrual of interest has been suspended. Loans (other than credit card loans and certain consumer loans insured by U.S. government agencies) are placed on nonaccrual status and considered nonperforming when full payment of principal and interest is in doubt, which is generally determined when principal or interest is 90 days or more past due and collateral, if any, is insufficient to cover principal and interest. A loan is determined to be past due when the minimum payment is not received from the borrower by the contractually specified due date or for certain loans (e.g., residential real estate loans), when a monthly payment is due and unpaid for 30 days or more. All interest accrued but not collected is reversed against interest income at the date a loan is placed on nonaccrual status. In addition, the amortization of deferred amounts is suspended. In certain cases, interest income on nonaccrual loans may be recognized to the extent cash is received (i.e., cash basis) when the recorded loan balance is deemed fully collectible; however, if there is doubt regarding the ultimate collectability of the recorded loan balance, all interest cash receipts are applied to reduce the carrying value of the loan (the cost recovery method).
A loan may be returned to accrual status when repayment is reasonably assured and there has been demonstrated performance under the terms of the loan or, if applicable, the terms of the restructured loan.
As permitted by regulatory guidance, credit card loans are generally exempt from being placed on nonaccrual status; accordingly, interest and fees related to credit card loans continue to accrue until the loan is charged off or paid in full. However, the Firm separately establishes an allowance for the estimated uncollectible portion of billed and accrued interest and fee income on credit card loans.
Allowance for loan losses
The allowance for loan losses represents the estimated probable losses on held-for-investment loans. Changes in the allowance for loan losses are recorded in the Provision for credit losses on the Firm’s Consolidated Statements of Income.
Charge-offs
Wholesale loans and risk-rated business banking and auto loans are charged off against the allowance for loan losses when it is highly certain that a loss has been realized.
Consumer loans, other than risk-rated business banking and auto loans and PCI loans, are generally charged off to the allowance for loan losses upon reaching specified stages of delinquency, in accordance with the Federal Financial Institutions Examination Council (“FFIEC”) policy. Residential mortgage loans and scored business banking loans are generally charged down to estimated net realizable value at no later than 180 days past due. Certain consumer loans, including auto loans and non-government guaranteed student loans, are generally charged down to estimated net realizable value at 120 days past due. The Firm regularly assesses the assumptions that it uses to estimate these net realizable values, and updates the underlying assumptions as necessary to further refine its estimates.
Credit card loans are charged off by the end of the month in which the account becomes 180 days past due, or within 60 days from receiving notification about a specified event (e.g., bankruptcy of the borrower), whichever is earlier.
Certain impaired loans are deemed collateral-dependent because repayment of the loan is expected to be provided solely by the underlying collateral, rather than by cash flows from the borrower’s operations, income or other resources. Impaired collateral-dependent loans are charged-off to the fair value of the collateral, less costs to sell.
Loans held-for-sale
Held-for-sale loans are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue. For wholesale loans, the valuation is performed on an individual loan basis. For consumer loans, the valuation is performed on a portfolio basis.
Interest income on loans held-for-sale is accrued and recognized based on the contractual rate of interest.
Loan origination fees or costs and purchase price discounts or premiums are deferred in a contra loan account until the related loan is sold. The deferred fees and discounts or premiums are an adjustment to the basis of the loan and therefore are included in the periodic determination of the lower of cost or fair value adjustments and/or the gain or losses recognized at the time of sale.
Held-for-sale loans are subject to the nonaccrual policies described above.
Because held-for-sale loans are recognized at the lower of cost or fair value, the Firm’s allowance for loan losses and charge-off policies do not apply to these loans.
Fair value loans
Loans used in a trading strategy or risk managed on a fair value basis are measured at fair value, with changes in fair value recorded in noninterest revenue.
For these loans, the earned current contractual interest payment is recognized in interest income. Changes in fair value are recognized in noninterest revenue. Loan origination fees are recognized upfront in noninterest revenue. Loan origination costs are recognized in the associated expense category as incurred.
Because these loans are recognized at fair value, the Firm’s nonaccrual, allowance for loan losses, and charge-off policies do not apply to these loans.
PCI loans held-for-investment are initially measured at fair value. PCI loans have evidence of credit deterioration since the loan’s origination date and therefore it is probable, at acquisition, that all contractually required payments will not be collected. Because PCI loans are initially measured at fair value, which includes an estimate of future credit losses, no allowance for loan losses related to PCI loans is recorded at the acquisition date.
Loans in the held-for-investment portfolio that management decides to sell are transferred to the held-for-sale portfolio at the lower of cost or fair value on the date of transfer. Credit-related losses are charged against the allowance for loan losses; losses due to changes in interest rates or foreign currency exchange rates are recognized in noninterest revenue.
In certain limited cases, loans in the held-for-sale portfolio that management decides to retain are transferred to the held-for-investment portfolio at the lower of cost or fair value on the date of transfer. These loans are subsequently assessed for impairment based on the Firm’s allowance methodology.
Such modifications are accounted for and reported as troubled debt restructurings (“TDRs”). A loan that has been modified in a TDR is generally considered to be impaired until it matures, is repaid, or is otherwise liquidated, regardless of whether the borrower performs under the modified terms. In certain limited cases, the effective interest rate applicable to the modified loan is at or above the current market rate at the time of the restructuring. In such circumstances, and assuming that the loan subsequently performs under its modified terms and the Firm expects to collect all contractual principal and interest cash flows, the loan is disclosed as impaired and as a TDR only during the year of the modification; in subsequent years, the loan is not disclosed as an impaired loan or as a TDR so long as repayment of the restructured loan under its modified terms is reasonably assured.
Loans, except for credit card loans, modified in a TDR are generally placed on nonaccrual status, although in most cases such loans were already on nonaccrual status prior to modification. These loans may be returned to performing status (resuming the accrual of interest) if the following criteria are met: (a) the borrower has performed under the modified terms for a minimum of six months and/or six payments, and (b) the Firm has an expectation that repayment of the modified loan is reasonably assured based on, for example, the borrower’s debt capacity and level of future earnings, collateral values, LTV ratios, and other current market considerations.

Because TDRs are considered to be impaired, these loans are evaluated for an asset-specific allowance, which considers the expected re-default rates for the modified loans and is determined based on the same methodology used to estimate the Firm’s asset-specific allowance component regardless of whether the loan is performing and has been returned to accrual status.
At the time JPMorgan Chase takes physical possession, the property is recorded in other assets on the Consolidated Balance Sheets at fair value less estimated costs to sell. Each quarter the fair value of the acquired property is reviewed and adjusted, if necessary. Subsequent changes to fair value are charged/credited to noninterest revenue. Operating expense, such as real estate taxes and maintenance, are charged to other expense.
PCI loans were determined to be credit-impaired upon acquisition based on specific risk characteristics of the loan, including product type, loan-to-value ratios, FICO scores, and past-due status. Upon acquisition, credit-impaired loans acquired in the same fiscal quarter may be aggregated into one or more pools, provided that the loans have common risk characteristics. A pool is then accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. With respect to the Washington Mutual transaction, all of the consumer loans were aggregated into pools of loans with common risk characteristics.
PCI loans are initially recorded at fair value upon acquisition. For each PCI loan, or pool of loans, the Firm is required to estimate the total cash flows (both principal and interest) expected to be collected over the remaining life of the loan or pool. These estimates incorporate assumptions regarding default rates, loss severities, the amounts and timing of prepayments and other factors that reflect then-current market conditions.
The excess of cash flows expected to be collected over the carrying value of the underlying loans is referred to as the accretable yield. This amount is not reported on the Firm’s Consolidated Balance Sheets but is accreted into interest income at a level rate of return over the remaining estimated lives of the underlying pools of loans. For variable-rate loans, expected future cash flows were initially based on the rate in effect at acquisition; expected future cash flows are recalculated as rates change over the lives of the loans.
On a quarterly basis, the Firm updates the amount of loan principal and interest cash flows expected to be collected. Probable decreases in expected loan principal cash flows trigger the recognition of impairment, which is then measured as the present value of the expected principal loss plus any related foregone interest cash flows, discounted at the pool’s effective interest rate. Impairments are recognized through the provision and allowance for loan losses. Probable and significant increases in expected cash flows (e.g., decreased principal credit losses, the net benefit of modifications) would first reverse any previously recorded allowance for loan losses with any remaining increases recognized prospectively as a yield adjustment over the remaining estimated lives of the underlying loans. The impacts of (i) prepayments, (ii) changes in variable interest rates, and (iii) any other changes in the timing of expected cash flows are recognized prospectively as adjustments to interest income. Disposals of loans – which may include sales of loans, receipt of payments in full by the borrower, or foreclosure – result in removal of the loan from the PCI portfolio.
If the timing and/or amounts of expected cash flows on PCI loans were determined not to be reasonably estimable, no interest would be accreted and the loans would be reported as nonaccrual loans; however, since the timing and amounts of expected cash flows for the Firm’s PCI consumer loans are reasonably estimable, interest is being accreted and the loans are being reported as performing loans.
Charge-offs are not recorded on PCI loans until actual losses exceed the estimated losses that were recorded as purchase accounting adjustments at acquisition date. To date, no charge-offs have been recorded for these consumer loans.
The impact of these modifications is incorporated into the Firm’s quarterly assessment of whether a probable and significant change in expected cash flows has occurred, and the loans continue to be accounted for and reported as PCI loans.
Substantially all of these modifications, both long-term and short-term are considered to be troubled debt restructurings.
Assuming that the cardholder does not begin to perform in accordance with those payment terms, the loan continues to age and will ultimately be charged-off in accordance with the Firm’s standard charge-off policy.

Loan securitizations
For loan securitizations in which the Firm is not required to consolidate the trust, the Firm records the transfer of the loan receivable to the trust as a sale when the accounting criteria for a sale are met. Those criteria are: (1) the transferred financial assets are legally isolated from the Firm’s creditors; (2) the transferee or beneficial interest holder can pledge or exchange the transferred financial assets; and (3) the Firm does not maintain effective control over the transferred financial assets (e.g., the Firm cannot repurchase the transferred assets before their maturity and it does not have the ability to unilaterally cause the holder to return the transferred assets).
For loan securitizations accounted for as a sale, the Firm recognizes a gain or loss based on the difference between the value of proceeds received (including cash, beneficial interests, or servicing assets received) and the carrying value of the assets sold. Gains and losses on securitizations are reported in noninterest revenue. The value of the proceeds received is determined under the Firm’s valuation policies described in Note 3 on pages 170–187 of this Annual Report.

The accounting for retained interests is dependent upon several factors, including the form and economic characteristics of the retained interest. Interests retained by IB are classified as trading assets. Interests retained in other business segments, including RFS, Card and Corporate Treasury, may be classified as AFS securities or trading assets. See Note 12 on pages 214–218 of this Annual Report for more information on AFS securities.
The Firm has the option to repurchase certain loans sold to U.S. government agencies (predominantly loans securitized in Ginnie Mae pools) if they reach certain delinquency triggers. Once the delinquency trigger has been met, regardless of whether the repurchase option has been exercised, the Firm recognizes the loan on the Consolidated Balance Sheet. The Firm also recognizes an offsetting liability in accounts payable and other liabilities for any loans subject to the repurchase option, but for which the option to repurchase has not been exercised.

Pension and other postretirement plans, policy
For the Firm’s defined benefit pension plans, fair value is used to determine the expected return on plan assets. For the Firm’s OPEB plans, a calculated value that recognizes changes in fair value over a five-year period is used to determine the expected return on plan assets. Amortization of net gains and losses is included in annual net periodic benefit cost if, as of the beginning of the year, the net gain or loss exceeds 10% of the greater of the projected benefit obligation or the fair value of the plan assets. Any excess, as well as prior service costs, are amortized over the average future service period of defined benefit pension plan participants, which for the U.S. defined benefit pension plan is currently nine years. For OPEB plans, any excess net gains and losses also are amortized over the average future service period, which is currently five years; however, prior service costs are amortized over the average years of service remaining to full eligibility age, which is currently three years.
Cash and cash equivalents includes currency on hand, demand deposits with banks or other financial institutions, and any short-term, highly liquid investments readily convertible into cash (i.e., investments with original maturities of three months or less).

Commitments and Contingencies, Litigation, Policy
The Firm has established reserves for several hundred of its currently outstanding legal proceedings. The Firm accrues for potential liability arising from such proceedings when it is probable that such liability has been incurred and the amount of the loss can be reasonably estimated. The Firm evaluates its outstanding legal proceedings each quarter to assess its litigation reserves, and makes adjustments in such reserves, upwards or downwards, as appropriate, based on management’s best judgment after consultation with counsel.

Off-balance sheet lending-related financial instruments, guarantees and other commitments, Policy
To provide for the risk of loss inherent in wholesale and consumer (excluding credit card) related contracts, an allowance for credit losses on lending-related commitments is maintained.
U.S. GAAP requires that a guarantor recognize, at the inception of a guarantee, a liability in an amount equal to the fair value of the obligation undertaken in issuing the guarantee. U.S. GAAP defines a guarantee as a contract that contingently requires the guarantor to pay a guaranteed party based upon: (a) changes in an underlying asset, liability or equity security of the guaranteed party; or (b) a third party’s failure to perform under a specified agreement. The Firm considers the following off–balance sheet lending-related arrangements to be guarantees under U.S. GAAP: certain asset purchase agreements, standby letters of credit and financial guarantees, securities lending indemnifications, certain indemnification agreements included within third-party contractual arrangements and certain derivative contracts.
As required by U.S. GAAP, the Firm initially records guarantees at the inception date fair value of the obligation assumed (e.g., the amount of consideration received, the net present value of the premium receivable). For certain types of guarantees, the Firm records this fair value amount in other liabilities with an offsetting entry recorded in cash (for premiums received), or other assets (for premiums receivable). Any premium receivable recorded in other assets is reduced as cash is received under the contract, and the fair value of the liability recorded at inception is amortized into income as lending- and deposit-related fees over the life of the guarantee contract. For indemnifications provided in sales agreements, a portion of the sale proceeds is allocated to the guarantee, which adjusts the gain or loss that would otherwise result from the transaction. For these indemnifications, the initial liability is amortized to income as the Firm’s risk is reduced (i.e., over time or when the indemnification expires). Any contingent liability that exists as a result of issuing the guarantee or indemnification is recognized when it become probable and reasonably estimable. The contingent portion of the liability is not recognized if the estimated amount is less than the carrying amount of the liability recognized at inception (adjusted for any amortization).
Derivative guarantees are recorded on the Consolidated Balance Sheets at fair value in trading assets and trading liabilities.